Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Derivatives liabilities	₩ 108,786	₩ 38,631
Financial guarantee liabilities	4,972	5,114
Others	7,117	119,881
Other financial liabilities, current	120,875	163,626
Non-current
Derivatives liabilities	2,236	81,291
Financial guarantee liabilities	8,944	7,858
Others	61,740	64,633
Other financial liabilities, non-current	₩ 72,920	₩ 153,782